CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	¥ 1,030,573	¥ 1,423,943
Restricted cash	61,871	92,939
Short-term investments	825,289	543,978
Accounts receivable, net	3,257,162	3,090,323
Notes receivable	113,291	234,213
Inventories	669,825	625,390
Prepayments and other current assets	180,188	179,387
Total current assets	6,138,199	6,190,173
Non-current assets:
Property and equipment, net	186,185	183,572
Land use rights, net	10,582	10,808
Operating lease right-of-use assets, net	142,205	179,945
Intangible assets, net	21,871	15,931
Goodwill	30,807	30,807
Total non-current assets	391,650	421,063
Total assets	6,529,849	6,611,236
Current liabilities:
Short-term borrowings	240,000	311,000
Current portion of long-term borrowings	2,305	997
Accounts and notes payable	2,718,941	2,553,396
Operating lease liabilities	50,202	81,379
Advance from customers	27,152	27,433
Accrued expenses and other current liabilities	378,566	365,333
Derivatives	8,624
Total current liabilities	3,425,790	3,339,538
Non-current liabilities:
Long-term borrowings	42,651	38,887
Non-current operating lease liabilities	91,894	109,096
Other non-current liabilities	28,181	25,224
Total non-current liabilities	162,726	173,207
Total liabilities	3,588,516	3,512,745
Commitments and contingencies (Note 22)
ZKH Group Limited shareholders' equity:
Ordinary shares (USD 0.0000001 par value; 500,000,000,000 and 500,000,000,000 shares authorized; 5,658,952,794 and 5,682,357,714 shares issued and 5,601,860,619 and 5,563,528,436 shares outstanding as of December 31, 2024 and December 31, 2025, respectively) (Note 17)	4	4
Additional paid-in capital	8,370,941	8,305,304
Statutory reserves	6,566	6,303
Accumulated other comprehensive income/(loss)	(37,288)	4,764
Accumulated deficit	(5,317,131)	(5,177,126)
Treasury stock	(81,759)	(40,758)
Total ZKH Group Limited shareholders' equity	2,941,333	3,098,491
Total liabilities and shareholders' equity	¥ 6,529,849	¥ 6,611,236